Income Tax - Schedule of Income Tax (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Income Tax [Abstract]
Current tax expenses	$ 38,711
Deferred tax expense	32,971	(31,380)
Income tax expense	$ 71,682	$ (31,380)